FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Schedule of financial instruments measured at fair value

DECEMBER 31, 2015	FAIR VALUE INPUT LEVEL	HELD-FOR- TRADING	TOTAL CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$60,161	$60,161	$60,161

DECEMBER 31, 2014	FAIR VALUE INPUT LEVEL	HELD-FOR- TRADING	TOTAL CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$129,319	$129,319	$129,319